LOAN RECEIVABLE (Details Narrative) $ in Thousands	36 Months Ended
Mar. 31, 2026 USD ($)
Anhui zhongjun enterprise management [member]
IfrsStatementLineItems [Line Items]
Borrowing costs incurred	$ 20,532